Accounts Receivable	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

3.	ACCOUNTS RECEIVABLE

The Company's accounts receivable is net of the allowance for doubtful accounts. As of March 31, 2019 and 2018, the allowance for doubtful accounts was $66,917 and nil, respectively.

As of March 31, 2019, two customers accounted for 9.28% and 9.81% of the accounts receivable.

As of March 31, 2018, two customers accounted for 14.67% and 23.00% of the accounts receivable.